Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	FRONTLINE LTD /
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	196,894,321
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2019
Entity Shell Company	false